(Vanguard S&P Mid-Cap 400 Index Fund ETF) (Vanguard S&P Mid-Cap 400 Index Fund)	12 Months Ended
Aug. 31, 2011
Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%
Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%